Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
EQUITY-BASED COMPENSATION

Note 8 EQUITY-BASED COMPENSATION

Management Contingent Share Plan

On September 14, 2022, the stockholders of the Company approved the FOXO Technologies Inc. Management Contingent Share Plan (the “Management Contingent Share Plan”). The purposes of the Management Contingent Share Plan are to (a) secure and retain the services of certain key employees and service providers and (b) incentivize such key employees and service providers to exert maximum efforts for the success of the Company and its affiliates. The number of shares of Class A Common Stock that may be issued under the Management Contingent Share Plan is 9,200,000 shares, subject to equitable adjustment for shares splits, share dividends, combinations, recapitalizations and the like after the Closing, including to account for any equity securities into which such shares are exchanged or converted.

The Management Contingent Share Plan provides for the grant of restricted share awards of Class A Common Stock. All of the shares of Class A Common Stock issued to a FOXO employee at the Closing were issued pursuant to a “Restricted Share Award,” the terms of which shall apply to all shares issued to such recipient. For the purposes of the Management Contingent Share Plan, shares of restricted Class A Common Stock issued in accordance with such plan will be considered “vested” when they are no longer subject to forfeiture in accordance with the terms of such plan. Each restricted share award issued under the Management Contingent Share Plan will be subject to both a time-based vesting component and a performance-based vesting component.

Time-Based Vesting

Each restricted share award shall be subject to three service-based vesting conditions:

a)	Sixty percent (60%) of a participant’s restricted share award will become vested on the third anniversary of the Closing if the participant is still employed by the company on such date (and has been continuously employed by the company from the date of grant through such vesting date).

b)	An additional twenty percent (20%) of a participant’s restricted share award will become vested on the fourth anniversary of the Closing if the participant is still employed by the company on such date (and has been continuously employed by the company from the date of grant through such vesting date).

c)	The final twenty percent (20%) of a participant’s restricted share award will become vested on the fifth anniversary of the Closing if the participant is still employed by the company on such date (and has been continuously employed by the company from the date of grant through such vesting date).

Performance-Based Vesting

In addition, to time-based vesting, one-third of each restricted share award may only become vested upon satisfaction of each of the following three performance-based conditions:

1.	The operational launch of digital online insurance products by FOXO LIFE Insurance Company (or its functional equivalent under a managing general agency relationship with a life insurance company), with at least 100 policies sold, within one year following the Closing;

2.	The signing of a commercial research collaboration agreement with an insurance company or reinsurance company for saliva-based epigenetic biomarkers in life insurance underwriting within two years following the Closing; and

3.	The implementation of saliva-based epigenetic biomarkers in life insurance underwriting by the Company, with at least 250 policies sold using such underwriting, within two years following the Closing.

On July 6, 2022, the Company executed a Memorandum of Understanding and Pilot Research Agreement (the “Agreement”) with both a life insurance carrier and a reinsurer. The purpose of the Agreement is to conduct a parallel run study, using a minimum of 2,500 participants, comparing traditional medical underwriting results to those obtained through use of the Company’s saliva-based epigenetic biomarker technology. The Agreement is intended to assess the value of the Company’s technology for a saliva-based next-generation underwriting protocol and will help determine whether the parties will later enter into a commercial agreement. The Agreement commenced in the third quarter of 2022 and will continue until the sooner of project completion, project termination, or the Company and the life insurance carrier entering into a commercial agreement for the scaled rollout of FOXO’s technology in the life insurance carrier’s underwriting processes. Accordingly, the Company has met the commercial research collaboration agreement performance condition and has begun recognizing expense upon completion of the Business Combination. For both the three and nine months ended September 30, 2022 the Company has recognized $289 of expense related to the vesting of the Management Contingent Share Plan based on the fair value at grant date of $7.81 per share.

Service Based-Conditions

The Management Contingent Share Plan provides that in the event of the death, disability, or termination without cause of the CEO, service-based conditions will not apply.

Forfeiture of Restricted Share Awards

If a performance-based condition is not achieved within the specified timeframe, then the one-third portion of each restricted share award that is associated to that performance-based condition will be permanently forfeited. The Committee shall be solely responsible for monitoring and determining whether or not any performance-based condition is achieved, and any such determination shall be final and conclusive.

Any restricted stock awards that fail to vest due to a time-based vesting condition not being satisfied will be forfeited by the participant and the shares associated with that award will be permanently forfeited and cancelled.

Upon closing of the Business Combination 9,200,000 shares were issued and 9,175,000 remained outstanding as of September 30, 2022 under the Management Contingent Share Plan.

2022 Equity Incentive Plan

On September 14, 2022, the stockholders of the Company approved the FOXO Technologies Inc. 2022 Equity Incentive Plan (the “2022 Plan”). The 2022 Plan permits the grant of equity-based awards to employees, directors and consultants. The number of shares of Class A Common Stock that may be issued under the 2022 Plan is 3,286,235.

As of September 30, 2022, no awards were granted under the 2022 Plan.

2020 Stock Incentive Plan

FOXO Technologies Operating Company adopted the 2020 Stock Incentive Plan (the “2020 Plan”) to attract, retain, incentivize and reward qualified employees, nonemployee directors and consultants. Immediately prior to Closing, vested and unvested stock options were outstanding to purchase 5,105,648 shares of FOXO Class A Common Stock. At Closing, the Combined Company assumed the stock options granted pursuant to the 2020 Plan to purchase FOXO Class A Common Stock and exchanged such stock options to purchase 2,965,500 shares of the Company’s Class A Common Stock at a weighted-average exercise price of approximately $7.13 per share. All remaining terms of the Assumed Options were unchanged.

Note 11 EQUITY-BASED COMPENSATION

Phantom Share Rights and Profits Interests

The Company grants equity-based incentive awards to attract, retain, incentivize, and reward qualified employees, nonemployee directors and consultants, and to align their financial interests with those of the Company’s stockholders. Prior to the Corporate Conversion in November 2020, awards were provided under the Operating Agreement. These equity-based compensation awards were in the form of phantom share rights and profits interests agreements.

The phantom share rights agreements granted the right to receive payments upon redemption of the phantom share rights based on the holder’s pro-rata share of ownership of common shares and the business value growth of the Company. The holder’s phantom share rights vested monthly over the term of five years with the vesting date measured as of the start date of employment with the Company. In the event of termination within the first 18 months of the awards, 50% of the vested award would be clawed back and forfeited. At the conclusion of the term of the agreement, the Company had the option to settle these rights in cash or in stock. Stock may only be used to settle the phantom share rights if the stock is publicly listed. As such, these awards are considered to be liability classified. If settled in cash, the Company could do so by making equal quarterly payments over a 3-year period. The phantom share rights were granted before the Separation, but are considered liabilities of the Company. The outstanding phantom share rights were replaced with stock options in 2021.

The 2020 profits interests agreements granted member units that were intended to constitute profits interests in the Company and provided for pro-rata gain in the business value growth of the Company through participation in distributions from the Company to its members. The units vested over a three-year period, did not have an expiration term and had an exercise price of zero. In the event of the grantee’s termination, the Company had an irrevocable option to repurchase the outstanding unvested profits interests. The Company determined the profits interests were equity classified for accounting purposes. As part of the Corporate Conversion, the profits interests were cancelled and intended to convert into option grants for Class A common stock. Because the option grants were not completed concurrently with the cancellation of the profits interests and all remaining unrecognized compensation cost was accelerated and recognized during the year ended December 31, 2020.

	Phantom Share Rights
	Rights	Weighted- Average Remaining Contract Term	Profits Interests Units
Outstanding as of December 31, 2019	50	3.4 years	—
Granted	—		165
Exercised	—		—
Forfeited	—		(165)
Outstanding as of December 31, 2020	50	2.4 years	—
Exercisable as of December 31, 2020	26	2.4 years	—

Outstanding as of December 31, 2020	50	2.4 years	—
Granted	—		—
Exercised	—		—
Forfeited	(50)		—
Outstanding at December 31, 2021	—	—	—

The fair value of the phantom share rights as of December 31, 2020 and the profits interests issued during the year ended December 31, 2020 were determined using a Black-Scholes valuation model with the following assumptions:

As of and for the year ended December 31, 2020
	Phantom Share Rights	Profits Interests Units
Expected term (years)	2.0 – 2.6 years	2.3 – 2.7 years
Expected volatility	90.3% – 95.5%	77.6% – 100.9%
Risk-free interest rate	.13% – .16%	.18% – .24%
Expected dividend yield	0%	0%

Expected Term: The expected term of the phantom share rights represents the time that they are expected to be outstanding based on the vesting term of 5 years as specified in the award agreement. For purposes of valuing these awards as of December 31, 2020, the Company reduced the term by the amount of time that had passed since grant. The expected term of the profits interests agreements are based on the vesting term of 3 years as specified in the award agreement as the expected time until a potential liquidity event was shorter than the vesting of the profits interests.

Expected Volatility: The Company used volatilities determined from the stock price of peer companies for a period commensurate with the expected term. The volatilities of the peer companies were weighted towards the peer companies with sufficient historical data. To determine the peer companies, the Company considered the industry and stage of development.

Risk-Free Interest Rate: The risk-free rate assumption was calculated based on U.S. Treasury instruments with a term consistent with the expected terms of these awards at each measurement date.

Dividend Yield: The Company has not paid and does not anticipate paying any dividends in the near future. The Company estimated the dividend yield to be zero on these awards.

The Company accounts for forfeitures as they occur.

The grant date fair value of the profits interests was $1,024. As of December 31, 2021, there was no total unrecognized compensation expense related to the 2020 profits interests due to their cancellation. The phantom share rights are recorded at fair value as a deferred compensation liability in the consolidated balance sheets. As of December 31, 2020, the phantom share rights had a fair value of $90. As of December 31, 2021, there was no liability or total unrecognized compensation expense related to the 2020 phantom share rights due to their replacement with stock options.

Stock Options

After the Corporate Conversion, the Company formally adopted its 2020 Stock Incentive Plan (the “Plan”) to attract, retain, incentivize, and reward qualified employees, nonemployee directors and consultants, and to align their financial interests with those of the Company’s stockholders. The Plan authorized 7,000,000 shares of Class A common stock for issuance under the Plan. As of December 31, 2021, the Company had issued 4,876,628 stock options and 30,000 shares of restricted stock, both in the form of Class A common stock. All such grants under the Plan were completed during the year ended December 31, 2021. The stock options were issued (i) as a replacement for outstanding phantom share rights and previously cancelled profits interests, (ii) as a bonus for periods prior to the issuance of stock options, (iii) as part of the Company’s regular review cycle that occurs twice annually, and (iv) as other incentives. Stock options were primarily granted in April and August of 2021. Upon execution of the stock option agreements, the Company no longer had outstanding phantom share rights. The deferred compensation liability of $54 associated with the phantom share rights was reclassified to additional paid-in capital in the consolidated balance sheets as the options are equity classified in accordance with accounting standards codification guidance.

The stock options granted vest monthly over a three-year period, have a 5-year term, and an exercise price of $3.78. For the issuance of options related to prior periods, the vesting period is considered to have started when the Company and option holder had a mutual understanding that an award was to be issued; however, the grant date and fair value are based on (i) when there is a mutual understanding of key terms, (ii) the Company is contingently obligated to issue the options, and (iii) the option holder begins to benefit or be adversely impacted by changes in the Company’s stock price. Accordingly, the Company has determined the date the stock option agreements were executed to be the grant date for these options and the date on which to measure the awards at fair value. The attribution of expense for the stock options is recognized from the grant date over the remaining service period while considering the portion of stock compensation expense that is legally vested. The Company accounts for forfeitures as they occur. At the first vesting period, the Company recognized stock compensation expense so that stock compensation expense equaled the vested portion of stock options. The remaining expense is recognized over the service period.

The following table summarizes stock option activity under the Plan for the year ended December 31, 2021:

	Stock Option Awards	Weighted-Average Exercise Price	Average Remaining Life (Years)	Aggregate Intrinsic Value
Beginning of year	—	$—
Granted	4,876,628	$3.78
Exercised	(208)	$3.78
Forfeited	(7,019)	$3.78
End of year	4,869,401	$3.78	4.25	$26,149
Exercisable at end of year	3,192,905	$3.78	4.22	$17,146

The fair value of each stock option is estimated using a Black-Scholes valuation model while considering the respective rights of each type of stockholder. The table below illustrates the weighted-average valuation assumptions used for stock options granted during the year ended December 31, 2021:

Stock Options
Expected term (years)	2.3
Expected volatility	94.3%
Risk-free interest rate	0.24%
Expected dividend yield	0%
Per-share weighted average grant date fair value	$0.34

Expected Term: The expected term of the stock options was calculated using the simplified method as the Company does not have entity-specific information with which to develop an estimate and exercise data from comparable companies is not readily available. The stock options granted in April were estimated to have a term of 2.2 years while the stock options granted in August were estimated to have a term of 3.3 years.

Expected Volatility: The Company used an average of the volatilities determined from the stock price of peer companies for a period commensurate with the expected term.

Risk-Free Interest Rate: The risk-free rate assumption is calculated based on U.S. Treasury instruments with a term consistent with the expected terms of these awards at time of grant.

Dividend Yield: The Company has not paid and does not anticipate paying any dividends in the near future. The Company estimated the dividend yield to be zero on these awards.

The fair value for restricted stock awards is calculated based on the stock price at the date of grant. Compensation expense associated with unvested restricted stock is recognized on a straight-line basis over the vesting period. The restricted stock was issued during the year ended December 31, 2021 and vested immediately. The fair value and compensation expense related to these awards was not material to the Company’s consolidated financial statements.

Equity-based compensation expense was recorded in the following expense categories within the consolidated statements of operations consistent with the manner in which the respective employee or service provider’s related cash compensation was recorded:

	2021	2020
Research and development	$(19)	$(104)
Selling, general and administrative	150	1,024
Total equity-based compensation expense	$131	$920

The Company recognized a deferred compensation liability associated with the phantom equity and remeasured these units on a quarterly basis. The equity-based compensation expense recorded within research and development includes remeasurements related to the phantom equity, and unfavorable remeasurements resulted in a cumulative reduction in expense during the periods presented. As of December 31, 2021, there was $1,437 of total unrecognized compensation cost related to unvested stock options that is expected to be recognized over a weighted-average period of 2.7 years.